PROVISION FOR INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Provision For Income Taxes Details Narrative
Net operating loss carry forward	$ 5,069,000	$ 6,700,000
Net operating loss carry forward expired	2034